SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such condensed consolidated financial statements and accompanying notes are a representation of the Company’s management, who are responsible for integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (‘GAAP”) in all material respects and have been consistently applied in preparing the accompany condensed consolidated financial statements.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Going Concern

Since its inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, acquiring operating assets and raising capital. As of June 30, 2026, the Company had an accumulated deficit of $5,766,914 (December 31, 2025 - $5,508,297). The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and / or obtaining additional financing from its members or other sources, as may be required.

The Company’s activities will necessitate significant uses of working capital beyond June 30, 2026. Additionally, the Company’s capital requirements will depend on many factors, including the success of the Company’s sales and the status of competitive products. The Company plans to continue financing its operations with cash received from financing activities, revenue from operations and or affiliate funding.

While the Company strongly believes that its capital resources will be sufficient in the near term, there is no assurance that the Company’s activities will generate sufficient revenues to sustain its operations without additional capital or, if additional capital is needed, that such funds if available, will be obtainable on terms satisfactory to the Company.

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company’s ability to do so. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Principles of Consolidation

Our condensed consolidated financial statements include the accounts of Powerdyne International Inc and its one division and related subsidiaries. All intercompany transactions and balances between consolidated entities have been eliminated. The Company has the following wholly owned subsidiaries: Creative Motion Technology, LLC and Frame One, LLC.

Reclassifications

Certain amounts in the prior period have been reclassified to conform to the current period presentation. These reclassifications have no material effect on the reported financial results.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company places its cash with high quality banking institutions. From time to time, the Company may maintain cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit. The Company has not incurred any loss from this risk.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2025, and December 31, 2025, respectively.

Allowance for Sale Returns and Doubtful Accounts

Sales Returns – We may, on a case-by-case basis, accept returns of products from our customers, without restocking charges, when they can demonstrate an acceptable cause for the return.

Doubtful Accounts – Accounts receivable are recorded at net realizable value or the amount we expect to collect on gross customer trade receivables. We evaluate the collectability of our accounts receivable based on a combination of factors. If we become aware of a customer’s inability to meet its financial obligations after a sale has occurred, we record an allowance to reduce the net receivable to the amount we reasonably believe we will be able to collect from the customer. For all other customers, we recognize allowances for doubtful accounts based on the length of time the receivables are past due, the current business environment and historical experience. If the financial condition of our customers were to deteriorate or if economic conditions worsen, additional allowances may be required in the future. All of our accounts receivable are trade-related receivables.

The allowance for sales returns and doubtful accounts as of June 30, 2026, and 2025 was $0, respectively.

The Company sometimes receives cash deposits in advance of manufacturing and shipping its products or before products are created. As of June 30, 2026, there is $0 (December 31, 2025 - $13,357) in advance deposits recorded on the balance sheet. When the products are shipped to or picked up by the customer the advance deposits are recognized as product revenue.

Inventories

Inventories, consisting principally of products held for sale, is stated lower of cost, using the first-in, first-out method, and net realizable value. The amount presented in the accompanying consolidated balance sheet has no valuation allowance.

As of December 31, 2025, and 2024, the Company’s inventories consist of custom designed motors and picture frames. Inventories are valued at the lower cost of the market (net realizable value).

Equipment

Equipment is stated at cost. Capital expenditure for improvements and upgrades to existing equipment are also capitalized. Maintenance and repairs are expensed as incurred. The computer equipment is depreciated over 5 years on a straight-line basis. Depreciation expenses for the three and six months ended June 30, 2026, and 2025 were $0, respectively.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Intangible Asset and Goodwill

We account for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other” (“ASC 350”). Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Intangible asset amounts represent the acquisition date fair values of identifiable intangible assets acquired. The fair values of the intangible assets were determined by using the income approach, discounting projected future cash flows based on management’s expectations of the current and future operating environment. The rates used to discount projected future cash flows reflected a weighted average cost of capital based on our industry, capital structure and risk premiums including those reflected in the current market capitalization. Definite-lived intangible assets are amortized over their useful lives, which have historically ranged from 10 to 20 years. The carrying amounts of our definite-lived intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that the entity may be unable to recover the asset’s carrying amount.

We assess our intangible assets in accordance with ASC 360 “Property, Plant, and Equipment” (“ASC 360”). Impairment testing is required when events occur that indicate an asset group may not be recoverable (“triggering events”). As detailed in ASC 360-10-35-21, the following are examples of such events or changes in circumstances (sometimes referred to as impairment indicators or triggers): (a) A significant decrease in the market price of a long-lived asset (asset group) (b) A significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition. (c) A significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator (d) An accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group) (e) A current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group) (f) A current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The term more likely than not refers to a level of likelihood that is more than 50 percent. We have evaluated our intangible assets and found that certain losses and a delay in our business plan may have constituted a triggering event for our intangible assets. The Company does not have any intangible assets or goodwill.

Long-Lived Assets

In accordance with ASC 360, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Long-Lived Assets (Continued)

When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Business Combinations

We apply the provisions of ASC 805, Business Combinations (ASC 805), in accounting for our acquisitions. ASC 805 requires that we evaluate whether a transaction pertains to an acquisition of assets, or to an acquisition of a business. A business is defined as an integrated set of assets and activities that is capable of being conducted and managed for the purpose of providing a return to investors. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets and liabilities assumed on a relative fair value basis; whereas the acquisition of a business requires us to recognize separately from goodwill the assets acquired, and the liabilities assumed at the acquisition date fair values. Goodwill as of the business acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the business acquisition date as well as any contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the business acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of a business acquisition’s measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of operations.

In addition, uncertain tax positions and tax related valuation allowances assumed in a business combination are initially estimated as of the acquisition date. We reevaluate these items quarterly based upon facts and circumstances that existed as of the business acquisition date with any adjustments to our preliminary estimates being recorded to goodwill if identified within the measurement period. Subsequent to the measurement period or our final determination of the tax allowances or contingency’s estimated value, whichever comes first, changes to these uncertain tax positions and tax related valuation allowances will affect our provision for income taxes in our consolidated statement of operations and could have a material impact on our results of operations and financial position.

Advertising Expenses

The Company records advertising expenses per ASC 720-35-50-1, which are expensed as they are incurred or the first time when the advertising takes place. During the three and six months ended June 30, 2026, and 2025, there were no advertising costs incurred by the Company.

Shipping Activities

Outbound shipping changes to customers are included in “Product revenue”. Outbound shipping-related costs are included in “Costs of products sold”.

Stock-Based Compensation

We account for all share-based compensation in accordance ASC 718-20 Stock-Based Compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense over the requisite vesting period. The Company recognized $29,375 in stock based compensation related to shares issued to consultants for the three months ended June 30, 2026, and zero for the three months ended June 30, 2025, respectively The Company recognized $33,882 in stock based compensation related to shares issued to consultants for the six months ended June 30, 2026, and zero for the six months ended June 30, 2025.

Income Taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded, when necessary, to reduce deferred tax assets to the amount expected to be realized.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes (Continued)

ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in tax position, as defined, seeks to reduce the diversity in practice associated with certain aspect of the recognition and measurement related to accounting for income taxes. We adopted the provisions of ASC 740 as of January 1, 2007, and have analyzed filing positions in each of the federal and state jurisdictions where are required to file income tax returns, as well as all open tax years in these jurisdictions. We have identified the U.S. federal and Massachusetts as our “major” tax jurisdictions. With limited exceptions, we remain subject to Internal Revenue Service (“IRS”) examination of our income tax returns filed within the last three (3) years, and to Massachusetts Department of Revenue examination of our income tax returns within the last four (4) years. However, certain tax attributes carry forwards which will remain subject to review and adjustment by the relevant tax authorities until the statute of limitations closes with respect to the year in which such attributes are utilized.

We believe that our income tax filing positions and deductions will be sustained in the audit and do not anticipate any adjustments that will result in a material change to our financial position. Therefore, no reserves for uncertain tax positions have been recorded pursuant to ASC 740. Our policy for recording interest and penalties associated with income-based tax audits is to record such items as a component of income taxes.

Income taxes payable as of June 30, 2026, and December 31, 2025, was $-0-.

Financial Instruments

The Company follows Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that requires the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments consisted of cash, trade accounts receivable, accounts payable and accrued expenses, advance deposit due to related party – CEO, sales tax payable, short-term loan payable, and line of credit. The estimated fair value of these financial instruments approximates its carrying amount based on the short-term maturity of these instruments.

Other Comprehensive Income

The Company has analyzed paragraphs ASC 220-10-45-1 to ASC 220-10-45-10B and none of the items recorded in the income statement would qualify as Other Comprehensive Income.

Loss per Common Share

Loss per common share excludes dilutive securities and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. For the three and six months ended June 30, 2026, and 2025, there were no outstanding dilutive securities, except as of June 30, 2026, and 2025, there was 2,000,000 Series A Preferred Stock outstanding and two convertible notes, however, they were not included in the calculations as they are considered anti-dilutive. Additionally, the two convertible notes have legal and contractual lock up provisions that prevent them from trading the common shares upon conversion.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Loss per Common Share (Continued)

The following table represents the computation of basic and diluted losses per share:

Loss per share is based upon the weighted average shares of common stock outstanding.

	For the three months ending June 30, 2026	For the three months ending June 30, 2025	For the six months ending June 30, 2026	For the six months ending June 30, 2025
Loss available for common shareholder	$(138,371)	$(156,039)	(258,617)	(211,173)
Basic and fully diluted loss per share	$(0)	$(0)	(0)	(0)
Weighted average common shares outstanding - basic and diluted	1,972,126,307	1,884,930,584	1,930,340,298	1,884,930,584

Use of Estimates and Assumptions

Our management has made several estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates.

Recent Accounting Guidance Not Yet Adopted

None

Recent Accounting Guidance Adopted

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient (available to all entities) that allows an entity to assume current conditions as of the balance sheet date will remain unchanged over the remaining life of the asset when developing reasonable and supportable forecasts for estimating expected credit losses on current accounts receivable and current contract assets arising from Topic 606 revenue transactions. For entities other than public business entities, it also permits an accounting policy election (if the practical expedient is elected) to consider subsequent cash collections after the balance sheet date when estimating expected credit losses. The ASU is effective for annual reporting periods beginning after December 15, 2025 (including interim periods therein), with early adoption permitted. The adoption did not have a material impact on the Company’s condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU clarifies the requirements for determining whether a settlement of a convertible debt instrument should be accounted for as an induced conversion (versus a debt extinguishment). Key clarifications include: (i) the inducement offer must preserve the form and amount of consideration issuable under the existing debt instrument’s conversion privileges (assessed as of the offer acceptance date), (ii) application to instruments with cash conversion features, and (iii) use of terms existing 12 months prior to the offer acceptance date if a recent modification occurred. The ASU is effective for annual reporting periods beginning after December 15, 2025 (including interim periods), with early adoption permitted (if ASU 2020-06 has been adopted). The Company adopted this ASU. Management does not expect the adoption to have a material impact on the Company’s condensed consolidated financial statements unless it engages in induced conversions of convertible debt.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires enhanced disclosures, including: (i) a tabular rate reconciliation disaggregating income tax expense (or benefit) into eight specific categories (with further disaggregation for certain items meeting a 5% quantitative threshold) for public business entities, and (ii) disaggregated information about income taxes paid by jurisdiction. Non-public entities may elect qualitative disclosure for the rate reconciliation. For entities other than public business entities, the ASU is effective for annual periods beginning after December 15, 2025, with early adoption permitted. The amendments may be applied prospectively or retrospectively. The Company has adopted this ASU. The adoption did not have a material impact on the Company’s condensed consolidated financial position or results of operations but will expand income tax footnote disclosures.

Management has reviewed other ASUs issued through Q1 2026 (or effective in 2026), including various codification improvements and targeted updates on hedge accounting, financial instruments, and other topics. The Company has implemented all the new accounting pronouncements that are in effect and that may impact its condensed consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its condensed consolidated financial position or consolidated results of operations.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Lease Accounting

For contracts entered into on or after October 1, 2019, the Company assesses at contract inception whether the contract is, or contains, a lease. Generally, it determines that a lease exists when (i) the contract involves the use of a distinct identified asset, (ii) obtains the right to substantially all economic benefits from use of the asset and (iii) it has the right to direct the use of the asset.

At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability for all leases, except short-term leases with an original term of 12 months or less. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability, plus any prepayments to the lessor and initial direct costs, such as brokerage commissions, less any lease incentives received.

All right-of-use assets are periodically reviewed for impairment in accordance with standards that apply to long-lived assets. The lease liability is initially measured at the present value of the lease payments, discounted using an estimate of the Company’s incremental borrowing rate for a collateralized loan with the same term as the underlying lease. The incremental borrowing rates used for the initial measurement of lease liabilities as of October 1, 2019, were based on the original lease terms.

Lease payments included in the measurement of lease liabilities consist of (i) fixed lease payments for the noncancelable lease term, (ii) fixed lease payments for optional renewal periods where it is reasonably certain the renewal option will be exercised, and (iii) variable lease payments that depend on an underlying index or rate, based on the index or rate in effect at lease commencement. Certain of the Company’s real estate lease agreements require variable lease payments that do not depend on an underlying index or rate, such as sales and value-added taxes, the Company’s proportionate share of actual property taxes, insurance, common area maintenance, and utilities. The Company has elected an accounting policy, as permitted by ASC 842, not to account for such payments as part of related lease payments. Consequently, such payments are recognized as operating expenses when incurred.

Lease expense for operating leases consists of the fixed lease payments recognized on a straight-line basis over the lease term plus variable lease payments as incurred. Amortization of the right-of-use asset for operating leases reflects amortization of the lease liability, any differences between straight-line expense and related lease payments during the accounting period, and any impairments. Finance lease payments are allocated between a reduction of the lease liability and interest expense, and the related asset is depreciated as described under “Equipment” above.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Recognition

As of March 6, 2022, with the acquisition of CM Tech, we recognize revenue from contracts with customers in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”). Revenue is recognized at the point at which control of the underlying products are transferred to the customer. Satisfaction of our performance obligations occurs upon the transfer of control of products from our facilities. We consider customer purchase orders to be the contracts with a customer. All revenue is generated from contracts with customers.

Major Customers and Concentration of Credit Risk

The Company has two major customers, which account for approximately 95% of the balance of accounts receivable as of June 30, 2026 (December 31, 2025 - 66%). For the six months ended June 30, 2026 – 95% (June 30, 2025 –95%) of CM Tech’s revenues were attributable to these same two customers. The Company evaluates industry specific credit risk but does not believe that any material risk is identified that could materially impact on our results of condensed consolidated operations and condensed consolidated financial position.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company places its cash with high quality banking institutions. From time to time, the Company may maintain cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit of $250,000. The Company has not incurred any loss from this risk, nor does it expect it to. The Company’s revenues from product sales and accounts receivable have no material or significant concentration in anyone or a multitude of customers and all receivables are expected to be collected.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Company for making operating decisions and assessing performance.

We primarily service the Original Equipment Manufacturers (OEM’s) in the semiconductor market by supplying custom designed motors for the robotics used in semiconductor manufacturing equipment. We also provide custom picture framing under Frame One. We consider both businesses to operate as their own business for reporting purposes. We provide cost-effective value-added turn-key solutions to our clients’ drives and articulation needs.

Business Segments

We primarily service the Original Equipment Manufacturers (OEM’s) in the semiconductor market by supplying custom designed motors for the robotics used in semiconductor manufacturing equipment. We provide cost-effective value-added turn-key solutions to our clients’ drives and articulation needs.

The Market

We service Global Semiconductor Equipment Manufacture’s our Sales to International customers were 32% and 68% of our total sales in 2025 and 2024, respectively.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Suppliers

We have developed a strong collaborative relationship with a select few ISO Certified component manufacturers both domestically and in Asia. These strategic relationships have been developed over the past 20 years, which ensure that we are able to maintain a steady flow of components while maintaining a high level of quality.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements.

Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) in all material respects and have been consistently applied in preparing the accompanying consolidated financial statements.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America.

All figures are in U.S. Dollars.

Going Concern

Since its inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, acquiring operating assets and raising capital. As of December 31, 2025, the Company had an accumulated deficit of $5,508,297 (December 31, 2024 - $5,256,887). The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtain additional financing from its members or other sources, as may be required. For the year ended December 31, 2025, CM Tech has negative cash flow from operations in prior year but has turned positive in 2025. The Company is working towards consistently generating positive cash flow from operations by increasing revenues and by analyzing potential acquisition targets.

The Company’s activities will necessitate significant uses of working capital beyond December 31, 2025. Additionally, the Company’s capital requirements will depend on many factors, including the success of the Company’s sales, cash flow from operations and the status of competitive products. The Company plans to continue financing its operations with cash received from financing activities, revenue from operations and or affiliate funding.

While the Company strongly believes that its capital resources will be sufficient in the near term, there is no assurance that the Company’s activities will generate sufficient revenues to sustain its operations without additional capital or, if additional capital is needed, that such funds, if available, will be obtainable on terms satisfactory to the Company.

The accompanying audited consolidated financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company’s ability to do so. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Principles of Consolidation

Our consolidated financial statements include the accounts of Powerdyne International Inc and its one division and related subsidiaries. All intercompany transactions and balances between consolidated entities have been eliminated. The Company has the following wholly owned subsidiaries: Creative Motion Technology, LLC and Frame One, LLC.

Reclassifications

Certain amounts in the prior period have been reclassified to conform to the current period presentation. These reclassifications have no material effect on the reported financial results.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2025, and 2024, respectively.

Allowances for Sales Returns and Doubtful Accounts

Sales Returns - We may, on a case-by-case basis, accept returns of products from our customers, without restocking charges, when they can demonstrate an acceptable cause for the return.

Doubtful Accounts - Management analysis its accounts receivable in accordance with ASC 326 are their “expected losses” in their portfolio of customers. The Company has a direct and long-term relationship with all of its customers. The Company reviews each customer on a quarterly basis. Historically, the Company has not incurred any significant bad debt expenses. Therefore, based on historical results and our current analysis the Company does not expect any credit losses.

The Company operates in the manufacturing and retail industry, and its accounts receivable are primarily derived from retail and wholesale customers; the Company recognizes an expected allowance for credit losses. In addition, also at each reporting date, this estimate is updated to reflect any changes in credit risk since the receivable was initially which could exist in circumstances where amounts are considered at risk or uncollectible.

The allowance estimate is derived from a review of the Company’s historical losses based on the ageing of receivables. This estimate is adjusted for management’s assessment of current conditions, in which to calculate the expected allowance for credit losses. The Company’s customer base has remained constant since its inception.

The Company expects across all pools of accounts receivable that there are no changes in credit losses for 2023 and maintains a zero balance for 2025 and for 2024. The Company does not expect its credit loss reserve to change in the next twelve months.

The Company sometimes receives cash deposits in advance of manufacturing its products. As of December 31, 2025, there is $13,357 (December 31, 2024 - $-0- advance deposit liability) in advance deposit liability recorded on the balance sheet. As of December 31, 2024, there was an advance deposit receivable of $2,611. When the products are picked up by the customer the advance deposits are recognized as product revenue.

Inventory

Inventory, consisting principally of products held for sale, is stated at the lower of cost, using the first-in, first-out method, and net realizable value. The amount presented in the accompanying consolidated balance sheet has no valuation allowance.

We regularly evaluate our inventory to identify costs in excess of the lower of cost and net realizable value, slow-moving inventory and potential obsolescence.

Equipment

Equipment is stated at cost. Capital expenditure for improvements and upgrades to existing equipment are also capitalized. Maintenance and repairs are expensed as incurred. Our equipment is depreciated over 5 years on a straight-line basis. Depreciation expenses for the years ended December 31, 2025, and 2024 was $-0-, respectively.

Intangible Assets and Goodwill:

We account for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other” (“ASC 350”). Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Intangible asset amounts represent the acquisition date fair values of identifiable intangible assets acquired. The fair values of the intangible assets were determined by using the income approach, discounting projected future cash flows based on management’s expectations of the current and future operating environment. The rates used to discount projected future cash flows reflected a weighted average cost of capital based on our industry, capital structure and risk premiums, including those reflected in the current market capitalization. Definite-lived intangible assets are amortized over their useful lives, which have historically ranged from 10 to 20 years. The carrying amounts of our definite-lived intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that the entity may be unable to recover the asset’s carrying amount.

We assess our intangible assets in accordance with ASC 360 “Property, Plant, and Equipment” (“ASC 360”). Impairment testing is required when events occur that indicate an asset group may not be recoverable (“triggering events”). As detailed in ASC 360-10-35-21, the following are examples of such events or changes in circumstances (sometimes referred to as impairment indicators or triggers): (a) A significant decrease in the market price of a long-lived asset (asset group) (b) A significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition. (c) A significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator (d) An accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group) (e) A current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group) (f) A current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The term more likely than not refers to a level of likelihood that is more than 50 percent. We have evaluated our intangible assets and found that certain losses and a delay in our business plan may have constituted a triggering event for our intangible assets. The Company has no intangible assets or goodwill as of December 31, 2025, and 2024.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Long-Lived Assets

In accordance with ASC 360, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable.

When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. The Company’s management currently believes there is no impairment of its long-lived assets since they are fully amortized and / or disposed of. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets, if the Company acquires any long-lived assets. The Company has no long-lived assets as of December 31, 2025, and 2024.

Business Combinations

We apply the provisions of ASC 805, Business Combinations (ASC 805), in accounting for our acquisitions. ASC 805 requires that we evaluate whether a transaction pertains to an acquisition of assets, or to an acquisition of a business. A business is defined as an integrated set of assets and activities that is capable of being conducted and managed for the purpose of providing a return to investors. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets and liabilities assumed on a relative fair value basis; whereas the acquisition of a business requires us to recognize separately from goodwill the assets acquired, and the liabilities assumed at the acquisition date fair values. Goodwill as of the business acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the business acquisition date as well as any contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the business acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of a business acquisition’s measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of operations.

In addition, uncertain tax positions and tax related valuation allowances assumed in a business combination are initially estimated as of the acquisition date. We reevaluate these items quarterly based upon facts and circumstances that existed as of the business acquisition date with any adjustments to our preliminary estimates being recorded to goodwill if identified within the measurement period. Subsequent to the measurement period or our final determination of the tax allowances or contingency’s estimated value, whichever comes first, changes to these uncertain tax positions and tax-related valuation allowances will affect our provision for income taxes in our consolidated statement of operations and could have a material impact on our results of operations and financial position.

Advertising Expenses

The Company records advertising expenses per ASC 720-35-50-1, which are expensed as they are incurred or the first time when the advertising takes place. During the years ended December 31, 2025, and 2024, there were no advertising costs incurred by the Company.

Shipping Activities

Outbound shipping charges to customers are included in “Product revenue”. Outbound shipping-related costs are included in “Cost of products sold”.

Stock-Based Compensation

Share-based compensation is accounted for based on the requirements of ASC 718, “Compensation-Stock Compensation’ (“ASC 718”) which requires recognition in the financial statements of the cost of employee, consultant, or director services received in exchange for an award of equity instruments over the period the employee, consultant, or director is required to perform the services in exchange for the award (presumptively, the vesting period). ASC 718 also requires measurement of the cost of employee, consultant, or director services received in exchange for an award based on the grant-date fair value of the award.

Income Taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in tax positions, as defined, seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We adopted the provisions of ASC 740 as of January 1, 2007, and have analyzed filing positions in each of the federal and state jurisdictions where we are required to file income tax returns, as well as all open tax years in these jurisdictions. We have identified the U.S. federal, Rhode, Island and Massachusetts as our “major” tax jurisdictions. With limited exceptions, we remain subject to Internal Revenue Service (“IRS”) examination of our income tax returns filed within the last three (3) years, and to Massachusetts Department of Revenue examination of our income tax returns filed within the last four (4) years. However, we have certain tax attribute carry forwards which will remain subject to review and adjustment by the relevant tax authorities until the statute of limitations closes with respect to the year in which such attributes are utilized.

We believe that our income tax filing positions and deductions will be sustained in the audit and do not anticipate any adjustments that will result in a material change to our financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740. Our policy for recording interest and penalties associated with income-based tax audits is to record such items as a component of income taxes.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial Instruments

The Company follows Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that requires the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company analyses all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments consisted of cash, accounts receivable, intangible assets – cryptocurrency, accounts payable and accrued expenses, advance deposit, due to related party – CEO and sales tax payable. The estimated fair value of these financial instruments approximates its carrying amount based on the short-term maturity of these instruments.

Other Comprehensive Income

The Company has analyzed paragraphs ASC 220-10-45-1 to ASC 220-10-45-10B and none of the items recorded in the income statement would qualify as Other Comprehensive Income.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Loss per Common Share

Basic loss per common share excludes dilutive securities and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. As of December 31, 2025, and December 31, 2024, there were no outstanding dilutive securities, except as of December 31, 2025, there was 2,000,000 Series A Preferred Stock outstanding, however, they were not included in the calculations as they are considered anti-dilutive. Net loss per share is based upon the weighted average shares of common stock outstanding.

The following table represents the computation of basic and diluted losses per share:

	For the year ended	For the year ended
	December 31, 2025	December 31, 2024
Net loss available for common shareholders	$(251,410)	$(179,579)
Basic and fully diluted loss per share	-	-

Weighted average common shares outstanding - basic and diluted	1,884,930,584	1,884,930,584

Use of Estimates and Assumptions

Our management has made several estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Guidance Not Yet Adopted

None

Recent Accounting Guidance Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU enhances the disclosures related to segment reporting for public entities. It requires entities to disclose significant segment expenses for each reportable segment, providing greater transparency in segment performance. The ASU is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this ASU had no impact on the Company’s consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures. It is designed to provide more detailed information about an entity’s income tax expenses, liabilities, and deferred tax items, potentially affecting how companies report and disclose their income tax-related information. The ASU is effective for public business entities for annual periods beginning after December 15, 2024, including interim periods within those fiscal years. The adoption of this ASU had no impact on the Company’s consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, which enhances the transparency and decision usefulness of income tax disclosures. The ASU requires public business entities to disclose specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. It also mandates the disclosure of income taxes paid disaggregated by jurisdiction. The amendments are effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The adoption of this ASU had no impact on the Company’s consolidated financial statements and disclosures.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or consolidated results of operations.

Lease Accounting

For contracts entered into on or after October 1, 2019, the Company assesses at contract inception whether the contract is, or contains, a lease. Generally, it determines that a lease exists when (i) the contract involves the use of a distinct identified asset, (ii) obtains the right to substantially all economic benefits from use of the asset and (iii) it has the right to direct the use of the asset.

At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability for all leases, except short-term leases with an original term of 12 months or less. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability, plus any prepayments to the lessor and initial direct costs, such as brokerage commissions, less any lease incentives received.

All right-of-use assets are periodically reviewed for impairment in accordance with standards that apply to long-lived assets. The lease liability is initially measured at the present value of the lease payments, discounted using an estimate of the Company’s incremental borrowing rate for a collateralized loan with the same term as the underlying lease. The incremental borrowing rates used for the initial measurement of lease liabilities as of October 1, 2019, were based on the original lease terms.

Lease payments included in the measurement of lease liabilities consist of (i) fixed lease payments for the noncancelable lease term, (ii) fixed lease payments for optional renewal periods where it is reasonably certain the renewal option will be exercised, and (iii) variable lease payments that depend on an underlying index or rate, based on the index or rate in effect at lease commencement. Certain of the Company’s real estate lease agreements require variable lease payments that do not depend on an underlying index or rate, such as sales and value-added taxes, the Company’s proportionate share of actual property taxes, insurance, common area maintenance, and utilities. The Company has elected an accounting policy, as permitted by ASC 842, not to account for such payments as part of related lease payments. Consequently, such payments are recognized as operating expenses when incurred.

Lease expense for operating leases consists of the fixed lease payments recognized on a straight-line basis over the lease term plus variable lease payments as incurred. Amortization of the right-of-use asset for operating leases reflects amortization of the lease liability, any differences between straight-line expense and related lease payments during the accounting period, and any impairments. Finance lease payments are allocated between a reduction of the lease liability and interest expense, and the related asset is depreciated as described under “Equipment” above.

Revenue Recognition

As of March 6, 2022, with the acquisition of CM Tech, we recognize revenue from contracts with customers in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”). Revenue is recognized at the point at which control of the underlying products are transferred to the customer. Satisfaction of our performance obligations occurs upon the transfer of control of products from our facilities. We consider customer purchase orders to be the contracts with a customer. All revenue is generated from contracts with customers.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Major Customers and Concentration of Credit Risk

The Company has two major customers, which account for approximately 66% of the balance of accounts receivable as of December 31, 2025 (December 31, 2024 – 66%) and 30% of the Company’s revenues for the year ended December 31, 2025 (December 31, 2024 – 22%) were attributable to these same customers. The Company evaluates industry specific credit risk but does not believe that any material risk is identified that could materially impact on our results of consolidated operations and consolidated financial position.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company places its cash with high quality banking institutions. From time to time, the Company may maintain cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit of $250,000. The Company has not incurred any loss from this risk, nor does it expect it to. The Company’s revenues from product sales and accounts receivable have no material or significant concentration in anyone or a multitude of customers and all receivables are expected to be collected.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Company for making operating decisions and assessing performance.

We primarily service the Original Equipment Manufacturers (OEM’s) in the semiconductor market by supplying custom designed motors for the robotics used in semiconductor manufacturing equipment. We also provide custom picture framing under Frame One. We consider both businesses to operate as their own business for reporting purposes. We provide cost-effective value-added turn-key solutions to our clients’ drives and articulation needs.

The Market

We service the Global Semiconductor Equipment Manufactures CM Tech’s sales to international customers were 58% and 32% of our total sales in 2025 and 2024, respectively.